Distribution Date:	12/17/25	Wells Fargo Commercial Mortgage Trust 2015-C28
Determination Date:	12/11/25
Next Distribution Date:	01/16/26
Record Date:	11/28/25	Wells Fargo Commercial Mortgage Trust 2015-C28
Series 2015-C28

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Greystone Servicing Company LLC
Bond / Collateral Reconciliation - Cash Flows	8		Jenna Unell		jenna.unell@greyco.com
Bond / Collateral Reconciliation - Balances	9		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 1)	15		Attention: Transaction Manager		notices@pentalphasurveillance.com
Mortgage Loan Detail (Part 2)	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	20
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	21		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	22-23		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26-27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989JAW6	1.531000%	42,399,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989JAX4	2.855000%	54,565,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989JAY2	3.290000%	235,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989JAZ9	3.540000%	396,130,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	94989JBA3	3.306000%	87,186,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989JBB1	3.872000%	88,807,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.38%
B	94989JBE5	4.125721%	62,602,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	17.00%
C	94989JBF2	4.125721%	50,955,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	12.63%
D	94989JBH8	4.125721%	58,235,000.00	43,643,029.85	17,040,610.10	150,049.14	0.00	0.00	17,190,659.24	26,602,419.75	65.57%	7.63%
E	94989JAL0	3.000000%	30,573,000.00	30,573,000.00	0.00	425,735.65	0.00	0.00	425,735.65	30,573,000.00	26.01%	5.00%
F	94989JAN6	3.000000%	23,293,000.00	23,293,000.00	0.00	600,135.52	0.00	3,193,319.09	600,135.52	20,099,680.91	0.00%	3.00%
G	94989JAQ9	3.000000%	34,941,418.00	22,097,431.10	0.00	257,118.72	0.00	22,097,431.10	257,118.72	0.00	0.00%	0.00%
V	94989JAS5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989JAU0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,164,686,420.00	119,606,460.95	17,040,610.10	1,433,039.03	0.00	25,290,750.19	18,473,649.13	77,275,100.66

X-A	94989JBC9	4.125721%	904,087,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	94989JAA4	1.125721%	30,573,000.00	30,573,000.00	0.00	28,680.56	0.00	0.00	28,680.56	30,573,000.00
X-F	94989JAC0	1.125721%	23,293,000.00	23,293,000.00	0.00	21,851.19	0.00	0.00	21,851.19	20,099,680.91
X-G	94989JAE6	1.125721%	34,941,418.00	22,097,431.10	0.00	20,729.62	0.00	0.00	20,729.62	0.00
Notional SubTotal			992,894,418.00	75,963,431.10	0.00	71,261.37	0.00	0.00	71,261.37	50,672,680.91

Deal Distribution Total					17,040,610.10	1,504,300.40	0.00	25,290,750.19	18,544,910.50

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989JAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989JAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989JAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989JAZ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	94989JBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989JBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	94989JBE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	94989JBF2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	94989JBH8	749.42955010	292.61801494	2.57661441	0.00000000	0.00000000	0.00000000	0.00000000	295.19462935	456.81153516
E	94989JAL0	1,000.00000000	0.00000000	13.92521669	(11.42521669)	0.00000000	0.00000000	0.00000000	13.92521669	1,000.00000000
F	94989JAN6	1,000.00000000	0.00000000	25.76462972	(23.26462972)	0.00000000	0.00000000	137.09350835	25.76462972	862.90649165
G	94989JAQ9	632.41369025	0.00000000	7.35856570	(5.77753141)	24.33243579	0.00000000	632.41369025	7.35856570	0.00000000
V	94989JAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989JAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989JBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-E	94989JAA4	1,000.00000000	0.00000000	0.93810094	0.00000000	0.00000000	0.00000000	0.00000000	0.93810094	1,000.00000000
X-F	94989JAC0	1,000.00000000	0.00000000	0.93810115	0.00000000	0.00000000	0.00000000	0.00000000	0.93810115	862.90649165
X-G	94989JAE6	632.41369025	0.00000000	0.59326785	0.00000000	0.00000000	0.00000000	0.00000000	0.59326785	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	11/01/25 - 11/30/25	30	0.00	28,680.56	0.00	28,680.56	0.00	0.00	0.00	28,680.56	0.00
X-F	11/01/25 - 11/30/25	30	0.00	21,851.19	0.00	21,851.19	0.00	0.00	0.00	21,851.19	0.00
X-G	11/01/25 - 11/30/25	30	0.00	20,729.62	0.00	20,729.62	0.00	0.00	0.00	20,729.62	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	11/01/25 - 11/30/25	30	0.00	150,049.14	0.00	150,049.14	0.00	0.00	0.00	150,049.14	0.00
E	11/01/25 - 11/30/25	30	349,303.15	76,432.50	0.00	76,432.50	(349,303.15)	0.00	0.00	425,735.65	0.00
F	11/01/25 - 11/30/25	30	541,903.02	58,232.50	0.00	58,232.50	(541,903.02)	0.00	0.00	600,135.52	0.00
G	11/01/25 - 11/30/25	30	1,052,084.95	55,243.58	0.00	55,243.58	(201,875.14)	0.00	0.00	257,118.72	850,209.81
Totals			1,943,291.12	411,219.09	0.00	411,219.09	(1,093,081.31)	0.00	0.00	1,504,300.40	850,209.81

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989JBB1	N/A	88,807,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989JBE5	N/A	62,602,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989JBF2	N/A	50,955,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			202,364,000.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Exchangeable Certificate Details
PEX	94989JBG0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94989JBG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	18,544,910.50
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	414,091.98	Master Servicing Fee	2,200.10
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	178.72
Interest Adjustments	837,498.47	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	49.84
ARD Interest	0.00	Trust Advisor Fee	234.23
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,251,590.45	Total Fees	2,872.88

Principal		Expenses/Reimbursements
Scheduled Principal	182,932.25	Reimbursement for Interest on Advances	(7,666.25)
Unscheduled Principal Collections		ASER Amount	14,200.13
Principal Prepayments	16,857,677.85	Special Servicing Fees (Monthly)	(262,116.72)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	17,040,610.10	Total Expenses/Reimbursements	(255,582.84)

		Interest Reserve Deposit	0.00

Other		Payments to Certificate holders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,504,300.40
Excess Liquidation Proceeds	0.00	Principal Distribution	17,040,610.10
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	18,544,910.50
Total Funds Collected	18,292,200.55	Total Funds Distributed	18,292,200.54

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	119,606,460.95	119,606,460.95	Beginning Certificate Balance	119,606,460.95
(-) Scheduled Principal Collections	182,932.25	182,932.25	(-) Principal Distributions	17,040,610.10
(-) Unscheduled Principal Collections	16,857,677.85	16,857,677.85	(-) Realized Losses	25,290,750.19
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	25,290,750.19
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	25,290,750.19	25,290,750.19	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	77,275,100.66	77,275,100.66	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	120,680,678.03	120,680,678.03	Ending Certificate Balance	77,275,100.66
Ending Actual Collateral Balance	77,848,152.19	77,848,152.19

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.13%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or Realized Losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	1	1,795,127.45	2.32%	(8)	4.7200	(0.140600)
1,000,001 to 2,000,000	1	1,795,127.45	2.32%	(8)	4.7200	(0.140600)	1.31 to 1.40	1	16,605,837.88	21.49%	(7)	4.1100	1.404500
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	1	39,390,971.50	50.97%	(7)	3.9800	1.492500
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	1	4,380,110.29	5.67%	(8)	4.7200	2.041500	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	1	15,103,053.54	19.54%	(7)	4.4900	1.745400
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	1	4,380,110.29	5.67%	(8)	4.7200	2.041500
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	2	31,708,891.42	41.03%	(7)	4.2910	1.566872	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.51 or greater	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	1	39,390,971.50	50.97%	(7)	3.9800	1.492500	Totals	5	77,275,100.66	100.00%	(7)	4.1667	1.516199
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	5	77,275,100.66	100.00%	(7)	4.1667	1.516199
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	39,390,971.50	50.97%	(7)	3.9800	1.492500
							Lodging	2	6,175,237.74	7.99%	(8)	4.7200	1.407169
Ohio	1	16,605,837.88	21.49%	(7)	4.1100	1.404500
							Office	3	71,099,862.92	92.01%	(7)	4.1187	1.525668
Texas	3	21,278,291.28	27.54%	(7)	4.5567	1.647241
							Totals	5	77,275,100.66	100.00%	(7)	4.1667	1.516199
Totals	5	77,275,100.66	100.00%	(7)	4.1667	1.516199

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	39,390,971.50	50.97%	(7)	3.9800	1.492500	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	16,605,837.88	21.49%	(7)	4.1100	1.404500	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	15,103,053.54	19.54%	(7)	4.4900	1.745400	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	2	6,175,237.74	7.99%	(8)	4.7200	1.407169	49 months or greater	5	77,275,100.66	100.00%	(7)	4.1667	1.516199
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	5	77,275,100.66	100.00%	(7)	4.1667	1.516199
	5.001% to 7.000%	0	0.00	0.00%	0	0.0000	0.000000
	7.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	77,275,100.66	100.00%	(7)	4.1667	1.516199
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	77,275,100.66	100.00%	(7)	4.1667	1.516199	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 to 180 months	2	6,175,237.74	7.99%	(8)	4.7200	1.407169
	Totals	5	77,275,100.66	100.00%	(7)	4.1667	1.516199	181 to 240 months	3	71,099,862.92	92.01%	(7)	4.1187	1.525668
								241 to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	5	77,275,100.66	100.00%	(7)	4.1667	1.516199
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	3	71,099,862.92	92.01%	(7)	4.1187	1.525668	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	2	6,175,237.74	7.99%	(8)	4.7200	1.407169	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	77,275,100.66	100.00%	(7)	4.1667	1.516199
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
6	310927855	OF	Wilmington	DE	Actual/360	4.020%	955,491.83	9,931,148.02	0.00	N/A	04/11/25	--	35,221,898.21	0.00	12/11/25
7	310926709	OF	Encino	CA	Actual/360	3.980%	130,907.57	78,648.15	0.00	N/A	05/11/25	11/11/26	39,469,619.65	39,390,971.50	11/11/25
16	416000189	OF	Fairlawn	OH	Actual/360	4.110%	56,986.35	32,512.70	0.00	N/A	05/01/25	--	16,638,350.58	16,605,837.88	04/01/25
18	310925490	OF	Houston	TX	Actual/360	4.490%	56,630.09	31,935.89	0.00	N/A	05/11/25	--	15,134,989.43	15,103,053.54	11/11/25
35	520000296	LO	Austin	TX	Actual/360	4.720%	17,296.78	17,375.21	0.00	N/A	04/01/25	--	4,397,485.50	4,380,110.29	03/01/25
36	520000295	LO	San Antonio	TX	Actual/360	4.720%	7,088.84	7,120.99	0.00	N/A	04/01/25	--	1,802,248.44	1,795,127.45	03/01/25
39	310928121	LO	Frazer	PA	Actual/360	4.700%	27,188.99	6,941,869.14	0.00	N/A	04/11/25	--	6,941,869.14	0.00	12/11/25
Totals							1,251,590.45	17,040,610.10	0.00				119,606,460.95	77,275,100.66
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
6	2,590,384.65	1,260,289.10	01/01/23	06/30/23	08/11/25	23,504,441.26	463,414.78	0.00	0.00	0.00	0.00
7	4,461,713.69	2,948,380.00	01/01/25	09/30/25	--	0.00	0.00	208,897.89	208,897.89	0.00	0.00
16	1,624,900.96	0.00	--	--	09/11/25	2,373,415.38	32,896.86	81,038.76	680,825.44	0.00	0.00
18	1,868,587.15	2,083,456.99	10/01/24	09/30/25	09/11/25	699,654.53	5,299.30	88,313.73	88,313.73	0.00	0.00
35	713,707.00	705,860.00	01/01/24	09/30/24	08/11/25	1,116,144.21	22,201.36	30,093.02	287,800.21	0.00	0.00
36	9,855.00	12,836.00	01/01/24	09/30/24	08/11/25	457,436.22	9,059.53	12,333.20	117,990.27	0.00	0.00
39	(293,844.63)	(431,935.00)	10/01/24	09/30/25	08/11/25	0.00	0.00	0.00	0.00	0.00	0.00
Totals	10,975,303.82	6,578,887.09				28,151,091.60	532,871.83	420,676.60	1,383,827.54	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6	310927855	9,931,148.02	Disposition	0.00	0.00
39	310928121	6,926,529.83	Disposition	0.00	0.00
Totals		16,857,677.85		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/25	0	0.00	0	0.00	0	0.00	1	16,605,837.88	1	0.00	1	39,390,971.50	0	0.00	2	16,857,677.85	4.166748%	3.886802%	(7)
11/18/25	0	0.00	0	0.00	0	0.00	1	16,638,350.58	1	35,221,898.21	1	6,941,869.14	0	0.00	0	0.00	4.154545%	3.875721%	(6)
10/20/25	0	0.00	0	0.00	0	0.00	1	16,668,855.77	1	35,221,898.21	0	0.00	0	0.00	1	17,142,096.84	4.154686%	3.875858%	(5)
09/17/25	0	0.00	0	0.00	0	0.00	1	16,701,153.37	1	35,221,898.21	0	0.00	0	0.00	0	0.00	4.127906%	3.849334%	(4)
08/15/25	0	0.00	0	0.00	0	0.00	1	16,731,437.08	1	35,221,898.21	0	0.00	0	0.00	0	0.00	4.127999%	3.849423%	(3)
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	35,221,898.21	0	0.00	0	0.00	0	0.00	4.166942%	3.907856%	(3)
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	35,221,898.21	0	0.00	0	0.00	1	11,409,522.23	4.151161%	3.906556%	(1)
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	1	35,221,898.21	0	0.00	0	0.00	0	0.00	4.151200%	3.924435%	0
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	35,221,898.21	0	0.00	0	0.00	5	25,395,388.06	4.253634%	4.190732%	1
03/17/25	0	0.00	0	0.00	1	35,321,443.90	0	0.00	1	35,321,443.90	0	0.00	0	0.00	4	89,203,933.36	4.108145%	4.065535%	1
02/18/25	0	0.00	0	0.00	1	35,432,475.11	0	0.00	1	35,432,475.11	0	0.00	0	0.00	3	24,675,226.35	4.092669%	4.051062%	2
01/17/25	0	0.00	1	35,531,294.36	0	0.00	0	0.00	1	35,531,294.36	0	0.00	0	0.00	3	9,636,699.57	4.093145%	4.051663%	3
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 29

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	310926709	11/11/25	0	B	208,897.89	208,897.89	0.00	39,469,619.65	04/25/25	1
16	416000189	04/01/25	7	5	81,038.76	680,825.44	11,636.54	16,855,322.23	05/05/25	2		07/31/25
18	310925490	11/11/25	0	5	88,313.73	88,313.73	38,414.50	15,134,989.43	05/09/25	4
35	520000296	03/01/25	8	5	30,093.02	287,800.21	36,930.35	4,531,179.75	04/25/25	11
36	520000295	03/01/25	8	5	12,333.20	117,990.27	36,930.34	1,857,041.13	04/25/25	11
Totals					420,676.60	1,383,827.54	123,911.73	77,848,152.19
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		37,884,129	0	21,278,291		16,605,838
0 - 6 Months		0	0	0		0
7 - 12 Months		39,390,972	39,390,972	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-25	77,275,101	54,494,025	0	0	6,175,238	16,605,838
Nov-25	119,606,461	22,076,859	39,469,620	0	6,199,734	51,860,249
Oct-25	119,778,892	39,543,650	0	22,121,166	6,223,321	51,890,754
Sep-25	137,150,380	0	0	0	85,227,328	51,923,052
Aug-25	137,367,196	0	0	0	85,413,860	51,953,335
Jul-25	149,126,579	11,543,346	0	0	102,361,335	35,221,898
Jun-25	165,066,333	27,256,012	0	0	102,588,423	35,221,898
May-25	180,077,908	11,585,516	0	0	133,270,494	35,221,898
Apr-25	311,594,749	222,643,476	0	0	53,729,374	35,221,898
Mar-25	719,052,066	671,570,421	0	0	12,160,201	35,321,444
Feb-25	841,512,964	806,080,489	0	0	0	35,432,475
Jan-25	873,683,398	838,152,104	0	0	0	35,531,294
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	310927855	0.00	-	14,800,000.00	07/01/24	1,061,226.60	0.79730	06/30/23	04/11/25	232
7	310926709	39,390,971.50	39,469,619.65	48,750,000.00	06/26/25	2,814,959.00	1.49250	09/30/25	05/11/25	232
16	416000189	16,605,837.88	16,855,322.23	14,800,000.00	06/26/25	1,508,417.96	1.40450	12/31/24	05/01/25	232
18	310925490	15,103,053.54	15,134,989.43	14,800,000.00	07/31/25	1,855,024.99	1.74540	09/30/25	05/11/25	232
35	520000296	4,380,110.29	4,531,179.75	9,900,000.00	01/01/16	637,059.00	2.04150	09/30/24	04/01/25	171
36	520000295	1,795,127.45	1,857,041.13	4,000,000.00	12/30/14	(17,985.00)	(0.14060)	09/30/24	04/01/25	171
39	310928121	0.00	-	8,000,000.00	07/28/25	(566,345.00)	(1.10970)	09/30/25	04/11/25	232
Totals		77,275,100.66	77,848,152.19	115,050,000.00		7,292,357.55

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	310927855	OF	DE	11/30/23	8

Foreclosure on 10/18/24. Title transferred to the Trust on 12/2/24. The building is vacant and property management is in place. The property is under contract to sell with closing anticipated in November.

7	310926709	OF	CA	04/25/25	1

Transfer 4/25/25 due to maturity default 5/11/25. The property occupancy was 84% as of 9/30/25. A loan modification was closed in November extending the maturity date to 11/11/2026 and borrower providing $2.5M new capital. The loan is

	due for the 12/11/ 25 payment.

16	416000189	OF	OH	05/05/25	2

Transfer 5/5/25 for loan maturity. PNA signed 6/12/25. Borrower stopped responding. Foreclosure filed 7/31/25. Receiver reports occupancy at 88% as of 10/31/25. Lease terms approved for the largest tenant, pending tenant acceptance.

	Discussions are ongoing with 2nd largest tenant for lease renewal.

18	310925490	OF	TX	05/09/25	4

The Loan was transferred to Special Servicing on 5/9/2025 for Maturity Default. The file was received on 5/9/2025. The Loan matured on 5/11/2025. Loan extension is being drafted. The Hello Letter was sent on 5/28/2025 and the PNL was sent

	on 6/5/2025. L egal counsel has been engaged. An updated appraisal has been received. Per the 9/2025 YTD financials, the property has a NOI of $2,083,456, and it is 88% occupied.

35	520000296	LO	TX	04/25/25	11

The Mortgage loan was transferred to Special Servicing effective April 25, 2025 due to Maturity Default (4/1/2024). Loan is cross collateralized with Alyna West Hotel Management LLC. Borrower states refinancing is in process. Initial letter sent from SS and Pre-Negotiation Letter has been sent. Legal counsel has been engaged. An updated appraisal is under review. Lender is reviewing an offer that was received to purchase the notes. TTM July 2025 STR reports occupancy at

	50.6%, ADR $59.87, RevPAR $30.29 vs comp set of 64.5%, ADR $58.37, $37.67 RevPar.

36	520000295	LO	TX	04/25/25	11

The Mortgage loan was transferred to Special Servicing effective April 25, 2025 due to Maturity Default (4/1/2024). Loan is cross collateralized with Alyna East Hotel Management LLC. Borrower states refinancing is in process. Initial letter sent from SS and Pre-Negotiation Letter has been sent. Legal counsel has been engaged. Lender is reviewing an offer received to purchase the notes. An updated appraisal is under review. August TTM STR report reports occupancy of 52.2%, ADR

	of $64.31, and RevPar of $33 .54.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
39	310928121	LO	PA	04/24/25	8

The Loan was transferred to Special Servicing on 5/9/2025 for Maturity Default. The file was received on 5/9/2025. The Loan matured on 4/11/2025. The Hello Letter was sent on 5/28/2025 and the PNL was sent on 6/5/2025. Legal counsel has been engaged. Loan extension was executed on 10/16/2025, and the loan was extended to 1/11/2026. An updated appraisal has been received. Per the 9/2025, occupancy was 56.53%, $122 ADR, and $72 RevPAR.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
17	300571274	16,922,458.52	4.67500%	16,922,458.52	4.67500%	10	05/06/20	05/06/20	06/11/20
22	520000260	0.00	4.85000%	0.00	4.85000%	9	12/09/21	02/01/20	--
39	310928121	0.00	4.70000%	0.00	4.70000%	9	10/29/21	06/11/20	--
39	310928121	0.00	4.70000%	0.00	4.70000%	9	12/09/21	06/11/20	--
39	310928121	0.00	4.70000%	0.00	4.70000%	1	10/17/25	10/16/25	--
45	303800045	5,398,314.76	4.50000%	5,398,314.76	4.50000%	10	04/01/20	04/01/20	07/13/20
Totals		22,320,773.28		22,320,773.28
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	310927855	12/17/25	35,221,898.21	14,800,000.00	13,712,204.46	3,393,071.31	13,324,219.33	9,931,148.02	25,290,750.19	0.00	0.00	25,290,750.19	54.56%
12	300571303	05/17/19	21,267,944.87	46,000,000.00	25,475,996.02	4,208,051.15	25,475,996.02	21,267,944.87	0.00	0.00	(691.52)	691.52	0.00%
13	310928035	10/20/25	17,189,810.26	32,400,000.00	18,451,586.78	914,410.49	18,451,586.78	17,537,176.29	0.00	0.00	0.00	0.00	0.00%
17	300571274	12/17/21	16,389,149.51	14,900,000.00	14,623,859.07	404,628.25	14,623,859.07	14,219,230.82	2,169,918.69	0.00	(1,782.50)	2,171,701.19	11.73%
22	520000260	08/16/24	12,958,624.44	8,560,000.00	7,667,736.59	306,329.27	7,667,736.59	7,361,407.32	5,597,217.12	0.00	0.00	5,597,217.12	40.55%
25	416000191	06/17/25	11,433,049.38	17,700,000.00	11,539,557.89	104,880.08	11,539,557.89	11,434,677.81	0.00	0.00	0.00	0.00	0.00%
30	303800030	11/18/20	9,615,547.04	7,000,000.00	4,658,747.11	285,674.78	4,658,747.11	4,373,072.33	5,242,474.71	0.00	544,694.31	4,697,780.40	46.97%
39	310928121	12/17/25	6,941,869.14	8,000,000.00	6,992,278.66	50,409.52	6,992,278.66	6,941,869.14	0.00	0.00	0.00	0.00	0.00%
47	300571259	12/17/24	4,592,130.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
48	416000172	02/17/23	5,134,454.31	4,800,000.00	6,130,707.03	349,273.23	6,130,707.03	5,781,433.80	60,210.75	0.00	(3,139.58)	63,350.33	1.05%
87	303800087	06/17/20	1,751,280.92	2,150,000.00	2,063,689.64	612,472.25	2,063,689.64	1,451,217.39	300,063.53	0.00	(4,714.98)	304,778.51	16.04%
Current Period Totals			42,163,767.35	22,800,000.00	20,704,483.12	3,443,480.83	20,316,497.99	16,873,017.16	25,290,750.19	0.00	0.00	25,290,750.19
Cumulative Totals			142,495,758.52	156,310,000.00	111,316,363.25	10,629,200.33	110,928,378.12	100,299,177.79	38,660,634.99	0.00	534,365.73	38,126,269.26

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	310927855	12/17/25	0.00	0.00	25,290,750.19	0.00	0.00	25,290,750.19	0.00	0.00	25,290,750.19
12	300571303	06/17/24	0.00	0.00	691.52	0.00	0.00	691.52	0.00	0.00	8,941.52
		05/28/19	0.00	0.00	0.00	0.00	0.00	8,250.00	0.00	0.00
13	310928035	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	300571274	03/17/22	0.00	0.00	2,171,701.19	0.00	0.00	1,782.50	0.00	0.00	2,171,701.19
		12/17/21	0.00	0.00	2,169,918.69	0.00	0.00	2,169,918.69	0.00	0.00
22	520000260	08/16/24	0.00	0.00	5,597,217.12	0.00	0.00	5,597,217.12	0.00	0.00	5,597,217.12
25	416000191	06/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	303800030	09/16/22	0.00	0.00	4,697,780.40	0.00	0.00	(544,694.31)	0.00	0.00	4,697,780.40
		11/18/20	0.00	0.00	5,242,474.71	0.00	0.00	5,242,474.71	0.00	0.00
39	310928121	12/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	300571259	12/26/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	416000172	10/18/24	0.00	0.00	63,350.33	0.00	0.00	104.48	0.00	0.00	63,350.33
		07/17/24	0.00	0.00	63,245.85	0.00	0.00	65.12	0.00	0.00
		02/16/24	0.00	0.00	63,180.73	0.00	0.00	103.41	0.00	0.00
		01/18/24	0.00	0.00	63,077.32	0.00	0.00	682.00	0.00	0.00
		09/15/23	0.00	0.00	62,395.32	0.00	0.00	1,389.59	0.00	0.00
		08/17/23	0.00	0.00	61,005.73	0.00	0.00	476.98	0.00	0.00
		07/17/23	0.00	0.00	60,528.75	0.00	0.00	318.00	0.00	0.00
		02/17/23	0.00	0.00	60,210.75	0.00	0.00	60,210.75	0.00	0.00
87	303800087	06/17/25	0.00	0.00	304,778.51	0.00	0.00	2,614.02	0.00	0.00	304,997.30
		05/16/25	0.00	0.00	302,383.28	0.00	0.00	1,145.64	0.00	0.00
		03/17/25	0.00	0.00	301,237.64	0.00	0.00	955.32	0.00	0.00
		07/17/24	0.00	0.00	300,282.32	0.00	0.00	357.91	0.00	0.00
		10/18/21	0.00	0.00	299,924.41	0.00	0.00	(32,031.85)	0.00	0.00
		09/17/21	0.00	0.00	331,956.26	0.00	0.00	333.45	0.00	0.00
		06/17/21	0.00	0.00	331,622.81	0.00	0.00	148.20	0.00	0.00
		05/17/21	0.00	0.00	331,474.61	0.00	0.00	852.15	0.00	0.00
		04/16/21	0.00	0.00	330,622.46	0.00	0.00	296.40	0.00	0.00
		11/18/20	0.00	0.00	330,326.06	0.00	0.00	618.19	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
87	303800087	10/19/20	0.00	0.00	329,707.87	0.00	0.00	15,991.56	0.00	0.00
		09/17/20	0.00	0.00	313,716.31	0.00	0.00	13,652.78	0.00	0.00
		06/17/20	0.00	0.00	300,063.53	0.00	0.00	300,063.53	0.00	0.00
Current Period Totals			0.00	0.00	25,290,750.19	0.00	0.00	25,290,750.19	0.00	0.00	25,290,750.19
Cumulative Totals			0.00	0.00	38,126,269.26	0.00	0.00	38,134,738.05	0.00	0.00	38,134,738.05

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	(837,498.47)	0.00	(223,918.73)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	(52,197.99)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,500.00	0.00	0.00	8,089.39	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	3,500.00	0.00	0.00	4,334.36	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	1,776.38	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(7,666.25)	0.00	0.00	0.00
Total	(837,498.47)	0.00	(262,116.72)	0.00	0.00	14,200.13	0.00	0.00	(7,666.25)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(1,093,081.31)

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29